FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Sensitivity Analysis (Details) - Currency rate sensitivity [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Devaluation at 5 in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 2,989	S/ 16,377
Sensitivity analysis, change in other comprehensive income	S/ 37,382	48,648
Devaluation at 10 in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 5,707	31,265
Sensitivity analysis, change in other comprehensive income	S/ 71,366	92,873
Revaluation at 5 in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (3,304)	(18,101)
Sensitivity analysis, change in other comprehensive income	S/ (41,317)	(53,769)
Revaluation at 10 in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (6,975)	(38,213)
Sensitivity analysis, change in other comprehensive income	S/ (87,226)	(113,511)
Devaluation at 5 in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 45,462	44,220
Devaluation at 10 in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 86,791	84,421
Revaluation at 5 in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (50,247)	(48,875)
Revaluation at 10 in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (106,078)	(103,181)
Devaluation at 5 in Colombian Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 26,984	29,933
Devaluation at 10 in Colombian Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 51,515	57,145
Revaluation at 5 in Colombian Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (29,825)	(33,084)
Revaluation at 10 in Colombian Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (62,963)	(69,844)
Devaluation at 5 in Chilean Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 16,571	14,494
Devaluation at 10 in Chilean Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 31,636	27,671
Revaluation at 5 in Chilean Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (18,316)	(16,020)
Revaluation at 10 in Chilean Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (38,667)	S/ (33,820)